Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,652,963)	$ (482,530)	$ 3,267	$ (1,897,606)
Adjustments to reconcile net income (loss) to cash provided by (used for) operating activities:
Allowance for doubtful accounts		(107,000)	(377,000)	386,000
Depreciation	18,351	23,026	28,603	31,462
Intangible assets	8,453	8,452	11,269	11,270
Deferred costs	11,776
Discount on secured debt				307,932
Net discounts of notes payable and note receivable				100,000
Share-based compensation	62,272	45,054	49,842	57,180
Change in assets and liabilities:
Accounts receivable trade	508,933	421,675	359,562	(622,253)
Due from factor	179,994	(4,749)	(189,904)
Inventory	(1,494)	2,612	4,051	1,538
Prepaid expenses and other	(22,644)	33,166	33,833	129,995
Accounts payable	(489,453)	226,729	243,835	507,028
Accrued liabilities	(181,172)	54,276	(82,234)	221,925
Deferred revenue	(206,505)	(156,583)	(19,572)	242,418
Net cash provided by (used for) operating activities	(1,764,452)	64,128	65,552	(523,111)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from payment of note receivable				3,350,000
Capital expenditures	(23,446)			(56,204)
Net cash provided by investing activities	(23,446)			3,293,796
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock	1,952,693
Repayment of notes payable			(25,000)	(3,612,135)
Repayment of notes payable - related party	(321,428)
Preferred stock dividend paid				(125,209)
Proceeds from issuance of Note Payable	497,307
Costs to issue common stock	(142,133)
Financing costs for Note Payable	(57,202)
Net cash used for financing activities	1,929,237		(25,000)	(3,737,344)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	141,339	64,128	40,552	(966,659)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	83,989	43,437	43,437	1,010,096
CASH AND CASH EQUIVALENTS, END OF YEAR	225,328	107,565	83,989	43,437
Cash paid for:
Interest	11,991			80,286
Income taxes			41,169	12,393
Issuance of warrants for deferred financing costs and equity raise	$ 89,637